Post-Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position
The post-retirement benefit obligations recognized in the consolidated statement of financial position are as follows:

	2019 RMB million	2018 RMB million
Post-retirement benefit obligations	2,584	2,712
Less: current portion	(165)	(168)

Non-current portion	2,419	2,544

Summary of Principal Actuarial Assumptions Utilized
The principal actuarial assumptions utilized as at the end of the reporting period are as follows:

	2019	2018
Discount rates for post-retirement benefits	3.40%	3.50%
Mortality rate	China Insurance Life Mortality	China Insurance Life Mortality
	Table (2010-2013). CL5 for Male and CL6 for Female	Table (2010-2013). CL5 for Male and CL6 for Female
Annual increase rate of post-retirement medical expenses	6.50%	6.50%
Inflation rate of pension benefits	2.50%	2.50%

Summary of Quantitative Sensitivity Analysis for Significant Assumptions
A quantitative sensitivity analysis for significant assumptions at the end of the reporting period is shown below:

	Increase in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million	Decrease in rate %	Increase/ (decrease) in post-retirement benefit obligations RMB million
2019
Discount rate for post-retirement benefits	0.25	(74)	0.25	77
Annual increase rate of pension benefits	1.00	260	1.00	(222)
Annual increase rate of medical expenses	1.00	36	1.00	(30)
2018
Discount rate for post-retirement benefits	0.25	(80)	0.25	84
Annual increase rate of pension benefits	1.00	288	1.00	(244)
Annual increase rate of medical expenses	1.00	41	1.00	(34)

Summary of Expected Contributions of Post-retirement Benefit Obligations
Expected contributions to be made in the future years out of the post-retirement benefit obligations were as follows:

	2019 RMB million	2018 RMB million
Within the next 12 months	165	168
Between 2 and 5 years	661	678
Between 6 and 10 years	809	841
Over 10 years	2,534	2,802

Total expected payments	4,169	4,489

Summary of Movements in Post-retirement Benefit Obligations
The movements in the post-retirement benefit obligations were as follows:
2019

		Pension cost charged to profit or loss			Remeasurement (gains)/losses in other comprehensive income
	January 1 2019 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	December 31 2019 RMB million
Defined benefit obligations/ benefit liability	2,712	—	92	92	30	—	(70)	(40)	(180)	2,584

2018

		Pension cost charged to profit or loss			Remeasurement (gains)/losses in other comprehensive income
	January 1 2018 RMB million	Service cost RMB million	Net interest RMB million	Sub-total included in profit or loss RMB million	Actuarial changes arising from changes in financial assumptions RMB million	Actuarial changes arising from changes in demographic assumptions RMB million	Experience adjustments RMB million	Sub-total included in other comprehensive income RMB million	Benefit settled RMB million	December 31 2018 RMB million
Defined benefit obligations/ benefit liability	2,670	—	106	106	184	—	(69)	115	(179)	2,712